Share Based Compensation - Summary of Warrants Issued and Outstanding To Certain Employees and Director (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning Balance	6,061,561		214,178	214,178
Number of Warrants, Granted	0				535,446	535,446
Number of Warrants, Exercised	(795,022)		(214,178)	(214,178)	(321,268)	(321,268)
Number of Warrants, Forfeited	(116,333)
Number of Warrants, Outstanding, Ending Balance	5,150,206	6,061,561			214,178	214,178
Weighted average exercise price Outstanding, Beginning Balance | (per share)	$ 6.00			$ 6.00
Weighted average exercise price, Granted | (per share)	0					$ 6.00
Weighted average exercise price, Exercised | (per share)	6.00			$ 6.00		6.00
Weighted average exercise price, Forfeited | $ / shares	0
Weighted average exercise price Outstanding, Ending Balance | (per share)	$ 6.00	$ 6.00				$ 6.00
Weighted Average Remaining Contractual Life (Yrs), Outstanding	2 months 26 days	8 months 19 days			1 year 7 months 28 days	1 year 7 months 28 days	2 years
Warrants | Certain Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning Balance	6,061,561	8,784,872	8,784,872	8,784,872
Number of Warrants, Exercised		2,723,311
Number of Warrants, Outstanding, Ending Balance		6,061,561	8,784,872	8,784,872	8,784,872	8,784,872
Weighted average exercise price Outstanding, Beginning Balance | $ / shares	$ 6.00	$ 6.00	$ 6.00
Weighted average exercise price Outstanding, Ending Balance | $ / shares		$ 6.00	$ 6.00		$ 6.00
Weighted Average Remaining Contractual Life (Yrs), Outstanding		8 months 19 days	1 year 8 months 19 days	1 year 8 months 19 days	2 years 8 months 19 days	2 years 8 months 19 days